COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Litigation — The Company is or may become, from time to time, involved in various disputes, litigation, arbitration, and regulatory inquiry and investigation matters that arise in the ordinary course of business. Given the inherent unpredictability of matters the Company has been and currently is involved in, the outcome of these proceedings cannot be determined at this time, and it is possible that future adverse outcomes could have a material adverse effect on its business, financial position or results of operations. The Company is not aware of any unasserted claims that it believes are material and probable of assertion where the risk of loss is expected to be reasonably possible, but the Company may become involved in additional litigation in the ordinary course of the Company’s business in the future, including litigation that could be material to its business.
The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in a liability and the amount of loss, if any, can be reasonably estimated. Management, after consultation with legal counsel, believes that there are no known actions or threats that would result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.
The Company is, from time to time, subject to inquiries by government entities, though the Company currently does not believe any of these inquiries would result in a material adverse effect on the Company’s business.
Indemnifications — In the normal course of business, the Company and its subsidiaries entered into contracts that contain representations and warranties that provide general indemnifications in regards to legal proceedings. The Company’s maximum exposure under these arrangements is unknown as this would involve future legal claims that may be made against the Company that have not yet occurred. However, based on its experience, the Company expects the risk of material loss to be remote.
Debt Covenants — Certain of the Company’s debt obligations are subject to loan covenants and event of default provisions. See Note 6 for further discussion of the Company’s debt obligations.
Loan Purchase and Servicing Commitments — The Company enters into agreements with various loan origination partners to purchase and service the loans they originate through the Technology Offering. At September 30, 2025 and December 31, 2024, purchase commitments totaled $13.4 million and $142.2 million to loan origination partners, respectively. The Company does not record an asset or liability for purchase or servicing commitments since it expects such commitments to benefit the Company, and the Company has not yet taken control of the underlying loans.
Loan Funding Obligations — The HELOC loans that the Company originates or purchases include terms that permit borrowers to draw amounts, or redraw previously repaid amounts, during a 5-year period after the original origination date. At September 30, 2025 and December 31, 2024, borrowers were able to borrow up to $41.2 million and $29.1 million on undrawn HELOC loans that the Company has committed to fund. Additionally, the Company has $41.1 million and $— million in unfunded loan commitments at September 30, 2025 and December 31, 2024, respectively, related to loans originated or purchased near the end of each respective period, which were substantially settled within a week after each period end.
Loan Repurchase Obligations — The Company has contractual agreements with certain loan buyers to repurchase or substitute loans where a borrower misses a payment within 30 to 90 days since the loan’s origination, though the Company indemnifies the loan buyer against future losses on such loans in certain cases. The repurchase price is equal to the original sale price to the loan purchaser and the Company recognizes a loss to the extent the repurchase price of the loan exceeds the estimated fair value on the repurchase date, further adjusted upon resale of the loan, if applicable. The Company generally continues to service the defaulting loan through a third-party subservicer. The Company repurchased loans for which it recognized gains (losses) of $1.4 million and $(2.3) million, respectively, for the three and nine months ended September 30, 2025, and $(1.8) million and $(6.0) million, respectively, for the three and nine months ended September 30, 2024 within “Other (income) expense” in the Condensed Consolidated Statements of Operations.
At September 30, 2025, the Company has contingent commitments to repurchase loans with an aggregate UPB of up to $1.5 billion for which the Company recorded repurchase obligations totaling $14.6 million within “Payables to third-party loan owners” in the Condensed Consolidated Balance Sheets. The Company recorded a reserve of $6.4 million within “Other current liabilities” in the Condensed Consolidated Balance Sheets, based on the Company’s estimate of expected future losses at September 30, 2025.
Securitization Reserve Account Funding Obligations — The Company, in its capacity as servicer of certain securitizations, has committed to fund and replenish customary reserve accounts held by the securitization trust that the Company initially funds at the time of securitization in an amount based upon expected prepayments, delinquencies, defaults, and draws from borrowers for loans in the securitization. While the Company’s obligation to fund reserve amounts is not limited, and the Company cannot reliably estimate the long-term macroeconomic environment that may impact its maximum exposure for such obligations over the contractual life of the securitization, the Company does not expect to fund material amounts to its securitizations in excess of current balances at September 30, 2025.
Securitization Commitments — During the three months ended September 30, 2025, the Company entered into a pre-funded securitization transaction backed by HELOC loans originated or purchased by the Company that qualified as a sale. The transaction includes a prefunding feature that allowed for the transfer of HELOC loans in multiple tranches. At September 30, 2025, the Company is committed to fund the remaining unfunded balance of $89.3 million.
Capital Commitments — In February 2025, the Company entered into a joint venture agreement with a third party to finance loans originated or purchased by the Company. As part of that agreement, the Company committed to invest up to $10.5 million in exchange for a 5.0% interest in the joint venture. The Company contributed capital of $2.5 million to the joint venture during the nine months ended September 30, 2025.
Leases — The Company has non-cancellable leases on office spaces expiring through 2031 that it does not sublease. Rent expense totaled $0.7 million and $1.9 million for the three and nine months ended September 30, 2025 and totaled $0.7 million and $2.0 million for the three and nine months ended September 30, 2024, respectively. The Company has leases that include renewal options, leasehold improvement incentives, and escalation clauses. At September 30, 2025, the Company has not considered such renewal provisions in the determination of the lease term, as it is not reasonably certain these options will be exercised. The terms of the leases do not impose any financial restrictions or covenants. Operating lease ROU assets of $5.5 million are presented in “Other non-current assets”, and lease liabilities of $5.8 million are presented in “Other current liabilities” and “Lease liability, non-current”, in the Condensed Consolidated Balance Sheets at September 30, 2025.
Future undiscounted, minimum lease payments for the Company’s non-cancellable operating leases at September 30, 2025 were as follows:

Years Ending December 31,	Amount
2025 (remainder)	$540
2026	1,955
2027	1,437
2028	1,253
2029	967
Thereafter	1,071
Total undiscounted lease payments	7,223
Less: Imputed Interest	(1,401)
Operating Lease Liabilities	$5,822
At September 30, 2025 and December 31, 2024, the weighted average remaining lease term for operating leases was 4.3 years and 1.2 years, respectively, and the weighted average discount rate was 9.0% and 2.0%, respectively. The Company paid $0.7 million and $2.0 million in cash included in the measurement of lease liabilities for the three and nine months ended September 30, 2025, respectively, and $0.7 million and $2.0 million for the three and nine months ended September 30, 2024, respectively.
San Francisco Office Space
In January 2025, the Company amended its expiring lease agreement for office space located in San Francisco, California. The lease amendment relocated the leased premises, extended the lease term until August 2028, reduced monthly lease payments, and includes both a rent abatement period and tenant improvement allowances. The modification of the existing premise lease was treated as a lease modification that was not material. The Company took possession of the relocated premises, and accounted for it a new lease that commenced, during the nine months ended September 30, 2025.
New York Office Space
In June 2025, the Company entered into a non-cancellable lease agreement for a new office space in New York City, New York. The lease agreement is for a five-year term and includes a rent abatement period. The Company took possession of the premises and accounted for it as a new lease that commenced during the three months ended September 30, 2025.
COMMITMENTS AND CONTINGENCIES
Litigation — The Company is or may become, from time to time, involved in various disputes, litigation, arbitration, and regulatory inquiry and investigation matters that arise in the ordinary course of business. Given the inherent unpredictability of matters the Company has been and currently is involved in, the outcome of these proceedings cannot be determined at this time, and it is possible that future adverse outcomes could have a material adverse effect on its business, financial position or results of operations. The Company is not aware of any unasserted claims that it believes are material and probable of assertion where the risk of loss is expected to be reasonably possible, but the Company may become involved in additional litigation in the ordinary course of our business in the future, including litigation that could be material to its business.
The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in a liability and the amount of loss, if any, can be reasonably estimated. Management, after consultation with legal counsel, believes that there are no known actions or threats that would result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.
The Company is, from time to time, subject to inquiries by government entities, though the Company currently does not believe any of these inquiries would result in a material adverse effect on the Company’s business.
Indemnifications — In the normal course of business, the Company and its subsidiaries entered into contracts that contain representations and warranties that provide general indemnifications in regards to legal proceedings. The Company’s maximum exposure under these arrangements is unknown as this would involve future legal claims that may be made against the Company that have not yet occurred. However, based on its experience, the Company expects the risk of material loss to be remote.
Debt Covenants — Certain of the Company’s debt obligations are subject to loan covenants and event of default provisions. See Note 6 for further discussion of the Company’s debt obligations.
Loan Purchase and Servicing Commitments — The Company enters into agreements with various loan origination partners to purchase and service the loans they originate through the Technology Offering. At December 31, 2024 and 2023, purchase commitments totaled $142.2 million and $25.6 million loan origination partners, respectively. The Company does not record an asset or liability for servicing commitments since it expects such commitments to benefit the Company, but the Company has not yet taken control of the underlying loans.
Loan Funding Obligations — The HELOC loans that the Company originates or purchases include terms that permit borrowers to draw amounts, or redraw previously repaid amounts, during a 5-year period after the original origination date. At December 31, 2024 and 2023, borrowers were able to borrow up to $29.1 million and $37.7 million on undrawn HELOC loans that the Company committed to fund.
Loan Repurchase Obligations — The Company has contractual agreements with certain loan buyers to repurchase or substitute loans where a borrower misses a payment within 30 days since the loan’s origination, though the Company indemnifies the loan buyer against future losses on such loans in certain cases. When repurchasing loans, the repurchase price is equal to the original sale price paid by the loan purchaser and the
Company recognizes a loss to the extent the contractual repurchase price of the loan exceeds the estimated fair value on the repurchase date, further adjusted upon resale of the loan, if applicable. The Company generally continues to service the defaulting loan through a third-party subservicer. For the years ended December 31, 2024 and 2023, the Company repurchased loans for which it recognized losses of $8.2 million and $10.1 million within Other Expense in the Consolidated Statements of Operations, respectively. At December 31, 2024, the Company has contingent commitments to repurchase loans with an aggregate UPB of up to $698.1 million for which the Company recorded repurchase obligations totaling $13.8 million within Payables to third-party loan owners. In addition, the Company recorded a reserve of $6.0 million within Other current liabilities in the Consolidated Balance Sheets, based on the Company’s estimate of expected future losses.
Securitization Reserve Account Funding Obligations — The Company, in its capacity as servicer of certain securitizations, has committed to fund, and replenish, customary reserve accounts held by the securitization trust that the Company initially funds at the time of securitization in an amount based upon expected prepayments, delinquencies, defaults and draws from borrowers for loans in the securitization. While the Company’s obligation to fund reserve amounts is not limited, and the Company cannot reliably estimate the long-term macroeconomic environment that may impact its maximum exposure for such obligations over the contractual life of the securitization, the Company does not expect to fund material amounts to its securitizations in excess of current balances.
Leases — The Company has non-cancellable leases on office spaces expiring through 2026 that it does not sublease. Rent expense for the years ended December 31, 2024 and 2023 totaled $2.8 million and $2.9 million, respectively. The Company has leases that include renewal options, leasehold improvement incentives, and escalation clauses. As of December 31, 2024, the Company has not considered such renewal provisions in the determination of the lease term, as it is not reasonably certain these options will be exercised. The terms of the leases do not impose any financial restrictions or covenants. Operating lease ROU assets of $2.5 million and lease liabilities of $2.8 million are presented in Other non-current assets and Lease liability, respectively, on the Consolidated Balance Sheets.
Future undiscounted, minimum lease payments for the Company’s non-cancellable operating leases at December 31, 2024, were as follows:

Years Ending December 31,	Amount
2025	$2,355
2026	627
Total undiscounted lease payments	2,982
Less: Imputed Interest	(193)
Operating Lease Liabilities	$2,790
At December 31, 2024 and 2023, the weighted average remaining lease term for operating leases was 1.2 years and 2.1 years, respectively, and the weighted average discount rate was 2.0% and 1.9%, respectively. The Company paid $3.0 million and $2.9 million in cash included in the measurement of lease liabilities, respectively.